Calvert
International Equity Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Australia — 3.0%
CSL, Ltd.	156,457	$ 30,501,156
		$ 30,501,156
Belgium — 2.5%
KBC Group NV	390,588	$ 25,348,905
		$ 25,348,905
Denmark — 3.5%
Novo Nordisk A/S, Class B	343,425	$ 35,589,529
		$ 35,589,529
France — 11.5%
LVMH Moet Hennessy Louis Vuitton SE	36,811	$29,910,294
Safran S.A.	154,771	27,287,726
Sanofi	330,736	32,866,154
Schneider Electric SE	132,157	26,604,021
		$116,668,195
Germany — 7.7%
Infineon Technologies AG	588,161	$24,563,142
Sartorius AG, PFC Shares	47,126	17,305,647
Siemens AG	196,275	36,823,012
		$78,691,801
Hong Kong — 2.9%
AIA Group, Ltd.	3,450,261	$30,027,204
		$30,027,204
India — 2.5%
HDFC Bank, Ltd.	1,232,180	$25,221,285
		$25,221,285
Japan — 8.8%
Kao Corp.	458,709	$18,855,503
Keyence Corp.	51,730	22,727,899
Kose Corp.	138,560	10,356,698
Nihon M&A Center Holdings, Inc.(1)	1,541,458	8,482,626
Recruit Holdings Co., Ltd.	691,045	28,893,364
		$89,316,090
Netherlands — 6.9%
ASML Holding NV	45,989	$34,716,521
IMCD NV	200,979	35,003,214
		$69,719,735
Singapore — 2.3%
DBS Group Holdings, Ltd.	944,025	$23,873,277
		$23,873,277
Security	Shares	Value
South Africa — 1.2%
Vodacom Group, Ltd.	2,032,190	$ 11,789,901
		$ 11,789,901
Spain — 9.3%
Amadeus IT Group S.A.	329,704	$ 23,679,849
Banco Santander S.A.	6,600,934	27,609,598
Iberdrola S.A.	3,310,223	43,419,475
		$ 94,708,922
Sweden — 1.9%
Indutrade AB	738,500	$19,247,190
		$19,247,190
Switzerland — 9.3%
Lonza Group AG	38,900	$16,399,702
Nestle S.A.	503,640	58,381,878
Straumann Holding AG	123,421	19,945,187
		$94,726,767
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	148,298	$15,422,992
		$15,422,992
United Kingdom — 24.9%
Ashtead Group PLC	306,499	$21,303,869
AstraZeneca PLC	310,053	41,823,001
Compass Group PLC	1,159,676	31,732,584
Halma PLC	699,193	20,329,659
HSBC Holdings PLC	3,597,254	29,101,640
InterContinental Hotels Group PLC	260,243	23,467,637
London Stock Exchange Group PLC	218,195	25,793,164
Reckitt Benckiser Group PLC	538,529	37,160,337
RELX PLC	568,943	22,572,135
		$253,284,026
Total Common Stocks (identified cost $880,107,329)		$1,014,136,975

Preferred Stocks — 0.0%

Security	Shares	Value
Venture Capital — 0.0%
Bioceptive, Inc.:
Series A(2)(3)(4)	582,574	$ 0
Series B(2)(3)(4)	40,523	0
FINAE, Series D(2)(3)(4)	2,597,442	0
Total Preferred Stocks (identified cost $491,304)		$ 0

Calvert
International Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
Africa Renewable Energy Fund L.P.(2)(3)(4)	$ 836,047
Emerald Sustainability Fund I L.P.(2)(3)(4)	61,171
gNet Defta Development Holding LLC(2)(3)(4)(5)	139,090
SEAF India International Growth Fund L.P.(2)(3)(4)	0
Total Venture Capital Limited Partnership Interests (identified cost $1,986,717)	$ 1,036,308

Short-Term Investments — 0.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(6)	3,050,174	$ 3,050,174
Total Short-Term Investments (identified cost $3,050,174)		$ 3,050,174

Total Investments — 100.1% (identified cost $885,635,524)	$1,018,223,457
Other Assets, Less Liabilities — (0.1)%	$ (712,619)
Net Assets — 100.0%	$1,017,510,838

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $377,505 and the total market value of the collateral received by the Fund was $396,116, comprised of U.S. government and/or agencies securities.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Restricted security. Total market value of restricted securities amounts to $1,036,308, which represents 0.1% of the net assets of the Fund as of December 31, 2023.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	22.2%
Health Care	19.1
Financials	18.4
Consumer Staples	12.3
Information Technology	11.6
Consumer Discretionary	10.7
Utilities	4.3
Communication Services	1.1
Venture Capital	0.1
Total	99.8%

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609

Calvert
International Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
gNet Defta Development Holding LLC	8/30/05	$400,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	195,777

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in companies and funds that may be deemed to be affiliated was $3,189,264, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 867,935	$ —	$ (880,000)	$ —	$12,065	$ —	$ 2,713	$ —
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	145,341	—	—	—	(6,251)	139,090	—	400,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	7,548,628	49,451,986	(53,950,440)	—	—	3,050,174	94,310	3,050,174
Total				$ —	$ 5,814	$3,189,264	$97,023

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$30,501,156	$ —	$30,501,156
Belgium	—	25,348,905	—	25,348,905
Denmark	—	35,589,529	—	35,589,529
France	—	116,668,195	—	116,668,195
Germany	—	78,691,801	—	78,691,801
Hong Kong	—	30,027,204	—	30,027,204

Calvert
International Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
India	$ —	$25,221,285	$ —	$25,221,285
Japan	—	89,316,090	—	89,316,090
Netherlands	—	69,719,735	—	69,719,735
Singapore	—	23,873,277	—	23,873,277
South Africa	—	11,789,901	—	11,789,901
Spain	—	94,708,922	—	94,708,922
Sweden	—	19,247,190	—	19,247,190
Switzerland	—	94,726,767	—	94,726,767
Taiwan	15,422,992	—	—	15,422,992
United Kingdom	—	253,284,026	—	253,284,026
Total Common Stocks	$15,422,992	$998,713,983(2)	$ —	$1,014,136,975
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	1,036,308	1,036,308
Short-Term Investments	3,050,174	—	—	3,050,174
Total Investments	$18,473,166	$998,713,983	$1,036,308	$1,018,223,457

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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